Financial Instrument Risks and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Contractual Maturities of Non-Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2023:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$230,689	$—	$—	$—	$—	$—	$230,689
Loans and borrowings(1)(2)	207,072	198,622	570,300	8,308	180,830	—	1,165,132
Derivative liabilities	2,314	1,730	—	—	—	—	4,044
Lease liabilities(2)	30,109	12,180	6,390	4,944	1,455	92	55,170
Other financial liabilities(2)	6,745	13,156	7,510	7,403	7,296	3,570	45,680
Reclamation and closure costs(2)	15,660	13,689	19,337	20,220	16,374	129,580	214,860
Purchase commitments(2)	65,077	8,267	7,495	7,092	6,931	26,998	121,860
Other operating commitments(2)	37,855	20,392	21,208	22,056	22,939	10,883	135,333
Total	$595,521	$268,036	$632,240	$70,023	$235,825	$171,123	$1,972,768
(1)Amounts include principal and interest payments, except accrued interest, which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.

Contractual Maturities of Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2023:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$230,689	$—	$—	$—	$—	$—	$230,689
Loans and borrowings(1)(2)	207,072	198,622	570,300	8,308	180,830	—	1,165,132
Derivative liabilities	2,314	1,730	—	—	—	—	4,044
Lease liabilities(2)	30,109	12,180	6,390	4,944	1,455	92	55,170
Other financial liabilities(2)	6,745	13,156	7,510	7,403	7,296	3,570	45,680
Reclamation and closure costs(2)	15,660	13,689	19,337	20,220	16,374	129,580	214,860
Purchase commitments(2)	65,077	8,267	7,495	7,092	6,931	26,998	121,860
Other operating commitments(2)	37,855	20,392	21,208	22,056	22,939	10,883	135,333
Total	$595,521	$268,036	$632,240	$70,023	$235,825	$171,123	$1,972,768
(1)Amounts include principal and interest payments, except accrued interest, which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.

Exposure to Currency Risk
The following table summarizes the Company’s exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2023	BRL	MXN	CAD	USD
Financial assets
Cash and cash equivalents	$14,903	$281	$8,434	$14,494
Marketable securities	—	—	92,666	—
Derivative assets	—	—	89	—
Restricted cash	5,212	—	—	1,745
Other financial assets	2,928	—	1,849	3,669
Financial liabilities
Accounts payable and accrued liabilities	(69,909)	(38,291)	(11,731)	(6,101)
Derivative liabilities	(4,420)	—	(168)	—
Lease liabilities	(14,713)	(57)	(783)	(11,113)
Other financial liabilities	—	—	—	(31,070)
	$(65,999)	$(38,067)	$90,356	$(28,376)
At December 31, 2022
Financial assets
Cash and cash equivalents	$9,088	$244	$48,357	$7,036
Marketable securities	—	—	36,867	—
Derivative assets	—	—	29,154	—
Restricted cash	5,550	—	—	1,740
Other financial assets	—	—	5,028	—
Financial liabilities
Accounts payable and accrued liabilities	(61,946)	(28,234)	(9,233)	(11,677)
Derivative liabilities	—	—	(695)	—
Lease liabilities	(6,226)	(131)	(231)	(2,298)
Other financial liabilities	—	—	—	(10,597)
	$(53,534)	$(28,121)	$109,247	$(15,796)
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(ii)Foreign currency risk (continued)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2023, excluding the effect of foreign exchange contracts, the reasonably possible weakening in foreign currencies against the USD and the USD against CAD at such date, assuming all other variables remained constant, would have resulted in the following increase (decrease) in the Company’s net income during the year ended December 31, 2023:

2023
BRL – 10%	$4,818
MXN – 20%	5,558
CAD – 10%	(6,596)
USD – 10%	2,302